Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and deposits in banks	$ 3,089,072	$ 1,009,681
Cash items in process of collection	173,192	231,305
Financial instruments at fair value through profit or loss	582,710	183,702
Financial instruments at fair value through other comprehensive income	3,970,899	3,598,890
Interbank loans at amortized cost	7,121	56,396
Loans and accounts receivable from customers at amortized cost	21,576,108	22,254,697
Financial instruments at amortized cost	111,542	115,658
Investments under resale agreements	105,580	75,975
Financial derivative contracts	3,982,803	3,154,957
Investment in associates	7,149	9,605
Intangible assets	718,683	1,574,433
Property, plant and equipment	80,615	95,080
Right of use asset under lease agreements	146,008	167,441
Current taxes	64,699	85,516
Deferred taxes	312,556	208,657
Other assets	542,633	770,861
Other non-current assets held for sale	15,078	17,202
TOTAL ASSETS	35,486,448	33,610,056
LIABILITIES
Deposits and other demand liabilities	6,197,406	4,873,448
Cash in process of being cleared	154,232	164,573
Obligations under repurchase agreements	638,851	559,457
Time deposits and other time liabilities	11,433,064	11,620,187
Financial derivative contracts	3,673,591	2,938,034
Interbank borrowings	3,798,978	2,646,756
Debt instruments issued	6,204,856	6,408,356
Other financial liabilities	13,123	12,966
Lease contracts liabilities	151,885	172,924
Current taxes	1,766	13
Deferred taxes	237	263
Provisions	135,090	177,827
Other liabilities	700,034	708,914
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	33,103,113	30,283,718
Attributable to equity holders of the Bank:
Capital	1,862,826	1,862,826
Reserves	1,195,849	1,195,849
Valuation accounts	26,824	47,117
Retained earnings:	(771,251)	126,101
Retained earnings (accumulated losses) from prior years	37,533	50,537
Net income for the year	(808,784)	113,684
Less: Provision for mandatory dividends		(38,120)
Total equity attributable to equity holders of the Bank	2,314,248	3,231,893
Non-controlling interest	69,087	94,445
TOTAL EQUITY	2,383,335	3,326,338
TOTAL LIABILITIES AND EQUITY	$ 35,486,448	$ 33,610,056